Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of current and non current provisions

	At December 31,
	2017	2016
	€m	€m
Current	58	69
Non-current	37	57
	95	126

Schedule of restructuring and other Provisions

		Other	Total
	Restructuring	provisions	provisions
	€m	€m	€m
At January 1, 2016	18	78	96
Acquisitions (Note 24)	—	38	38
Provided	25	29	54
Released	(11)	(15)	(26)
Paid	(10)	(28)	(38)
Exchange	—	2	2
At December 31, 2016	22	104	126
Provided	11	23	34
Released	(2)	(28)	(30)
Paid	(9)	(19)	(28)
Exchange	(1)	(6)	(7)
At December 31, 2017	21	74	95